Right of use assets (Details Narrative)		3 Months Ended	12 Months Ended
	Mar. 15, 2022 USD ($) ft²	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Right of use assets
Lease payments		$ 28,675	$ 344,099
Office area | ft²	826
Additional Lease Obligations			$ 83,095	$ 493,166
Surrender fee	$ 14,000
Borrowing Rate			11.20%
Additional Lease Obligations				630,266
Right of use asset				615,737
Purchase Price				$ 1,210,000